Loans From A Third Party Related To Discontinued Operatins	6 Months Ended
Jun. 30, 2026
Loans From A Third Party Related To Discontinued Operatins [Abstract]
LOANS FROM A THIRD PARTY RELATED TO DISCONTINUED OPERATINS

10. LOANS FROM A THIRD PARTY RELATED TO DISCONTINUED OPERATINS

As of June 30, 2026 and December 31, 2025, loans from a third party consisted of obligations historically incurred by ICONIQ and its subsidiaries. Following the disposal of ICONIQ on February 5, 2026, these obligations were classified as liabilities from discontinued operations in the unaudited condensed consolidated balance sheets.

Loans from a third party consisted of the principal and legal fees for the loans from Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership (“Yizhong”). In 2016 and 2017, Tianqi Group entered into two convertible debt agreements with Yizhong. According to the agreements, Yizhong provided loans of US$18.0 million (RMB115.0 million) to the Group. The interest rate for the loans were 8% interest rate per annum, and Yizhong could convert the principal without accrued interest into equity interest of Tianqi Group within one year from the date of signing the agreements. Yizhong didn’t exercise the conversion right in 2017 and 2018, and the Group should repay the principal and the accrued interests to Yizhong. In 2021, Yizhong filed against the Group to claim for the repayment of the accrued interests, legal fees and other fees related to the lawsuit.

In 2022, Yizhong and the Group reached an instalment plan which allowed the Group to repay the outstanding obligations totaling US$21.7 million (RMB157.4 million) through August 2022 to December 2023. Considering the Group was experiencing financial difficulties and the instalment plan was offering a concession to the Group, therefore, the Group accounted for the instalment plan as a trouble debt restructuring involving a modification of debt terms. The difference of US$0.7 million (RMB 4.4 million) between the carrying value and the future undiscounted cash flow under the instalment plan was recognized in other income (expense), net in 2022.

Tianqi Group executed the instalment plan and repaid the accrued interests and part of the legal fees in the amount of US$6.1 million (RMB 41.4 million) for the year ended December 31, 2022. During 2023, Tianqi Group repaid in the amount of US$7.9 million (RMB56.0 million) according to the instalment plan, leaving a total of US$8.5 million (RMB60.0 million) in debt obligations to Yizhong outstanding. Accordingly, the Group accrued default interests of US$1.7 million and US$3.6 million as interest expense, net in 2024 and 2023. For the six months ended June 30, 2025, interest expense of US$0.9 million was accrued. As of February 5, 2026, the outstanding balance remains US$16.6 million.

Pursuant to the supplemental settlement agreement dated August 8, 2025, Yunmi New Energy Technology Ltd. (“Yunmi), a related-party guarantor, provided a joint and several liability guarantee for the Group’s repayment obligations under the instalment plan to Yizhong.

On August 25, 2025, the board of directors approved the settlement of a debt of US$12.5 million (RMB90.0 million) owed by Tianqi Group to Yizhong. Pursuant to the approved arrangement, the Group will issue 500,000 Class B ordinary shares to Yunmi, acting as the designated shareholding entity on behalf of Yi Zhong, at a price of US$25.0 per share. Yunmi will sell the shares in the public market and remit the proceeds to Yi Zhong to settle the outstanding debt.

Although the Group had no continuing liability for the historical Yizhong obligations following the disposal of ICONIQ, the Group voluntarily agreed to undertake a portion of the repayment obligation in order to facilitate the settlement of the outstanding debt. On January 21, 2026, the Group entered into a definitive agreement with Yunmi pursuant to which the Group agreed to issue 900,000 Class B ordinary shares to Yunmi. Yunmi would sell the shares in the public market and remit the proceeds to Yizhong, with the estimated repayment amount of approximately US$4.3 million.

Because the Group became obligated under this settlement arrangement on January 21, 2026, the Group recognized an expense of approximately US$4.3 million in general and administrative expenses, representing the fair value of the Class B ordinary shares issued, measured based on the Group’s share price on the date the obligation was incurred. The Group completed the issuance of such shares on May 7, 2026.